Shareholders’ Equity - Schedule of Price and Shares for Each Issuance of Warrants (Details) - $ / shares	Oct. 31, 2025	Oct. 15, 2025
Pre-Funded Warrants Issued to Several Investors [Member]
Schedule of Price and Shares for Each Issuance of Warrants [Line Items]
Issuance price	$ 0.416	$ 12,019,235
Exercise price	$ 0.0001	$ 0.0001
Number of underlying shares (in Shares)	12,019,235	12,019,235
Ordinary Warrants Issued to Several Investors [Member]
Schedule of Price and Shares for Each Issuance of Warrants [Line Items]
Issuance price
Exercise price	$ 0.544	$ 0.544
Number of underlying shares (in Shares)	12,019,235
Ordinary Warrants Issued to Alexander Capital L.P. [Member]
Schedule of Price and Shares for Each Issuance of Warrants [Line Items]
Issuance price
Exercise price	$ 0.416
Number of underlying shares (in Shares)	480,770